ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)		12 Months Ended
	Jun. 22, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income		¥ 924,352,495	$ 132,774,926	¥ 405,575,533	¥ 142,191,365
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Issuance cost paid for issuance of convertible senior notes		18,646,101	2,678,345	0	0
Share of income from subsidiaries		48,854,715	7,017,541	(2,609,853)	2,055,669
Guarantee income	¥ (1,709,592)			(5,318,405)	(1,351,317)
Exchange (gain)/loss		(8,808,559)	(1,265,270)	(33,681,095)	114,344,622
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets		57,559,179	8,267,859	(294,208,927)	(695,828,766)
Net cash provided by/(used in) operating activities		1,410,642,923	202,626,175	614,545,806	(177,092,694)
Cash flows from investing activities:
Net cash used in investing activities		(6,025,288,715)	(865,478,570)	(3,934,825,126)	(2,433,503,504)
Cash flows from financing activities:
Proceeds from exercise of share options		38,245,122	5,493,568	44,275,858	69,929,453
Repurchase of convertible senior notes		(68,632)	(9,858)	0	(422,829,295)
Issuance cost paid for issuance of convertible senior notes		(18,646,101)	(2,678,345)	0	0
Net cash provided by financing activities		7,381,818,013	1,060,331,812	3,972,608,274	2,624,355,563
Effect of foreign exchange rate changes on cash and cash equivalents		24,758,635	3,556,357	68,323,815	(72,586,975)
Net increase/(decrease) in cash, cash equivalents, and restricted cash		2,791,930,856	401,035,774	720,652,769	(58,827,610)
Cash, cash equivalents, and restricted cash, beginning of the year		3,482,027,573	500,161,966	2,761,374,804	2,820,202,414
Cash, cash equivalents, and restricted cash, end of the year		6,273,958,429	901,197,740	3,482,027,573	2,761,374,804
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period		40,338,943	5,794,327	0	39,685,283
Reportable Legal Entities [Member] | Parent Company [Member]
Cash flows from operating activities:
Net income		898,662,226	129,084,752	406,478,694	141,705,689
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Issuance cost paid for issuance of convertible senior notes		18,646,101	2,678,345
Share of income from subsidiaries		(911,593,940)	(130,942,276)	(348,543,952)	(124,171,093)
Guarantee income		(8,922,475)	(1,281,633)	(6,249,651)	(8,825,212)
Exchange (gain)/loss		(17,153,258)	(2,463,910)	(53,953,395)	(13,412,516)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries		(871,067,726)	(125,121,052)	(1,895,298,545)	410,590,040
(Increase)/decrease in other current assets		(110,110)	(15,816)	200,153	5,742,872
Increase/(decrease) in due to subsidiaries		(14,890,886)	(2,138,942)	1,177,359,405	(37,268,274)
Increase/(decrease) in other current liabilities		1,096,958	157,567	(166,056)	(10,018,710)
Net cash provided by/(used in) operating activities		(876,075,652)	(125,840,394)	(720,173,347)	364,342,796
Cash flows from investing activities:
Cash paid for call option		(216,905,850)	(31,156,576)
Net cash used in investing activities		(216,905,850)	(31,156,576)
Cash flows from financing activities:
Proceeds from exercise of share options		38,245,122	5,493,568	44,278,857	69,929,453
Repurchase of convertible senior notes		(68,632)	(9,858)		(422,829,295)
Proceeds from issuance of convertible senior notes		585,301,500	84,073,300
Proceeds from issuance of ordinary shares		488,950,795	70,233,387	663,232,926
Issuance cost paid for issuance of convertible senior notes		(18,646,101)	(2,678,345)
Net cash provided by financing activities		1,093,782,684	157,112,052	707,511,783	(352,899,842)
Effect of foreign exchange rate changes on cash and cash equivalents		245,789	35,306	464,662	(551,797)
Net increase/(decrease) in cash, cash equivalents, and restricted cash		1,046,971	150,388	(12,196,902)	10,891,157
Cash, cash equivalents, and restricted cash, beginning of the year		3,509,861	504,160	15,706,763	4,815,606
Cash, cash equivalents, and restricted cash, end of the year		4,556,832	654,548	¥ 3,509,861	15,706,763
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period		40,338,943	5,794,327		¥ 39,685,283
Reportable Legal Entities [Member] | Parent Company [Member] | Call Options [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value		(84,891,634)	(12,193,920)
Reportable Legal Entities [Member] | Parent Company [Member] | 2016 Notes [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value		¥ 114,149,092	$ 16,396,491